Income Tax (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities
The Company’s net deferred tax assets at December 31, 2023 and 2022 are as follows:

	December 31, 2023	December 31, 2022
Deferred tax assets
Net operating loss carryforward	$—	$—
Startup/Organization Expenses	802,539	396,253

Total deferred tax assets	802,539	396,253
Valuation Allowance	(802,539)	(396,253)

Deferred tax assets	$—	$—

Schedule Of Income Tax Provision
The income tax provision for the years ended December 31, 2023 and 2022 consists of the following:

	December 31, 2023	December 31, 2022
Federal
Current	$78,830	$638,962
Deferred	(406,286)	(294,477)
State and Local
Current	—	—
Deferred	—	—
Change in valuation allowance	406,286	294,477

Income tax provision	$78,830	$638,962

Schedule Of Reconciliation Company's Effective Tax Rate
A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2023 and 2022 are as follows:

	December 31, 2023	December 31, 2022
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Change in fair value of warrant liabilities	0.0%	(2.6)%
Transaction costs associated with the Initial Public Offering	0.0%	0.01%
Acquisition costs	(15.0)%	0.00%
Valuation allowance	(7.7)%	15.8%

Income tax provision	(1.7)%	34.2%